Equity Based Awards - Summary of Recognized Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense	$ 18,930	$ 2,569
Cost of revenue [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense	515	589
Research and Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense	4,614	693
Sales and marketing [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense	2,395	578
General and Administrative Expense [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock based compensation expense	$ 11,406	$ 709